Offerings	Apr. 03, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common shares, no par value
Maximum Aggregate Offering Price	$ 17,250,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,382.22
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the common shares registered hereby also include an indeterminate number of additional common shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions. (2) Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. Includes the offering price of common shares that the underwriters have the option to purchase to cover over-allotments, if any. (3) Calculated pursuant to Rule 457(o) based on an estimate of the proposed maximum aggregate offering price.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Representative's Warrants to purchase common shares
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(2) Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. Includes the offering price of common shares that the underwriters have the option to purchase to cover over-allotments, if any. (3) Calculated pursuant to Rule 457(o) based on an estimate of the proposed maximum aggregate offering price. (4) In accordance with Rule 457(g) under the Securities Act, because the common shares of the registrant underlying the Representative's Warrants is registered hereby, no separate registration fee is required with respect to the Representative's Warrants registered hereby.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares issuable upon exercise of the Representative's Warrants
Maximum Aggregate Offering Price	$ 1,207,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 166.76
Offering Note	(2) Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. Includes the offering price of common shares that the underwriters have the option to purchase to cover over-allotments, if any. (3) Calculated pursuant to Rule 457(o) based on an estimate of the proposed maximum aggregate offering price. (5) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act. The Representative's Warrants is exercisable at a per common share exercise price equal to 100% of the public offering price. As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, the proposed maximum aggregate offering price of the Representative's Warrants is $1,811,250 which is equal to 100% of $1,811,250 (7.0% of the proposed maximum aggregate offering price for the common shares of $25,875,000). Pursuant to Rule 416, the registrant is also registering an indeterminate number of additional common shares that are issuable by reason of the anti-dilution provisions of the Representative's Warrants.
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common shares, no par value
Maximum Aggregate Offering Price	$ 8,625,000.00
Amount of Registration Fee	$ 1,273.05
Offering Note	(2) Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. Includes the offering price of common shares that the underwriters have the option to purchase to cover over-allotments, if any. (3) Calculated pursuant to Rule 457(o) based on an estimate of the proposed maximum aggregate offering price.
Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common shares issuable upon exercise of the Representative's Warrants
Maximum Aggregate Offering Price	$ 603,750.00
Amount of Registration Fee	$ 89.11
Offering Note	(2) Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. Includes the offering price of common shares that the underwriters have the option to purchase to cover over-allotments, if any. (3) Calculated pursuant to Rule 457(o) based on an estimate of the proposed maximum aggregate offering price.